Goodwill and Finite Lived Intangible Assets - Schedule of Amortization Expense for Identified Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Amortization expense	$ 556,000	$ 805,000
Customer Contracts [Member]
Amortization expense	$ 250,000	$ 499,000
Statement of operations classification	Cost of Revenue	Cost of Revenue
Proprietary Software [Member]
Amortization expense	$ 306,000	$ 306,000
Statement of operations classification	Cost of Revenue	Cost of Revenue